Commitments and Contingencies	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE– 17	COMMITMENTS AND CONTINGENCIES

The Company had no non-cancellable leases existing beyond one year at September 30, 2012.

The Company had no contingencies existing at September 30, 2012 and 2011.